GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Changes in the Carrying Amounts of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning balance		$ 81,606
Ending balance		81,582	$ 81,606
Mocha and Other [Member]
Goodwill [Line Items]
Beginning balance	[1]	81,606	81,721	$ 82,203
Foreign currency translations	[1]	(24)	(115)	(482)
Ending balance	[1]	$ 81,582	$ 81,606	$ 81,721

[1]	The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. As of December 31, 2023, the gross amount of goodwill and accumulated impairment were $81,582 and nil, respectively.